UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10573

                  ALLIANCE NATIONAL MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE NATIONAL MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)

                                                             Principal
                                                                Amount
     Company                                                     (000)             Value
MUNICIPAL BONDS-159.2%

Long-Term Municipal Bonds-159.0%
Alabama-9.9%
     Huntsville Hlth Care Auth
     (Huntsville Hosp Sys) Ser 02B
     5.75%, 6/01/32                                            $ 8,000     $   8,550,080
     Jefferson Cnty
     Ltd Oblig Sch Warrants Ser 04A
     5.25%, 1/01/23                                              1,275         1,351,232
     Jefferson Cnty Swr Rev
     FGIC Ser 99A
     5.375%, 2/01/36                                            12,405        13,755,036
     Marshall Cnty Hlth Care Auth
     (Marshall Cnty Med Ctr) Ser 02A
     5.75%, 1/01/32                                              2,500         2,617,825
     (Marshall Cnty Med Ctr) Ser 02D
     5.75%, 1/01/32                                              3,000         3,143,370
     Montgomery Spl Care Facs Fin Auth Rev
     (Baptist Health) Ser 04C
     5.125%, 11/15/24                                            1,500         1,539,960
     5.25%, 11/15/29                                               810           821,697
                                                                           --------------
                                                                              31,779,200
                                                                           --------------
Alaska-1.5%
     Alaska Intl Arpt Rev
     MBIA Ser 03B
     5.00%, 10/01/26                                             1,000         1,044,960
     Alaska Mun Bd Bk Auth
     MBIA Ser 04G
     5.00%, 2/15/24                                              1,345         1,427,247
     Four Dam Pool Elec Rev
     Ser 04
     5.00%, 7/01/24                                              1,035         1,067,095
     5.25%, 7/01/26                                              1,385         1,432,755
                                                                           --------------
                                                                               4,972,057
                                                                           --------------
Arkansas-1.8%
     Arkansas Dev Fin Auth SFMR
     (Mtg Rev) GNMA Ser 02A
     5.30%, 7/01/34                                              5,695         5,850,758
                                                                           --------------
California-9.4%
     California GO
     Ser 02
     5.25%, 4/01/30                                              1,000         1,054,810
     Ser 03
     5.25%, 2/01/24                                              2,500         2,697,025
     Ser 04
     5.25%, 4/01/29                                              2,000         2,131,580
     Chula Vista IDR
     (San Diego Gas) Ser 96A
     5.30%, 7/01/21                                              4,000         4,278,320
     Coachella Valley Uni Sch Dist
     MBIA Ser 03
     5.00%, 9/01/31                                              1,000         1,046,090

     Hartnell Comm College
     MBIA Ser 03A
     5.00%, 8/01/27                                              1,155         1,219,599
     La Quinta Fin Auth Loc Agy Rev
     AMBAC Ser 04A
     5.25%, 9/01/24                                              2,000         2,200,580
     Lincoln Special Tax
     (CFD No 2003-1) Ser 04
     5.95%, 9/01/28                                              1,000         1,016,420
     Los Angeles Cmnty Redev Agy
     Ser 04L
     5.00%, 3/01/18                                              1,715         1,754,977
     Los Angeles Regl Arpts
     (Laxfuel Corp) AMBAC Ser 01 AMT
     5.50%, 1/01/32                                              9,500         9,995,140
     San Rafael Elem Sch Dist
     FSA Ser 03A
     5.00%, 8/01/28                                              2,820         2,950,848
                                                                           --------------
                                                                              30,345,389
                                                                           --------------
Colorado-3.1%
     Avon Hsg Auth MFHR
     (Buffalo Ridge II Proj) GNMA Ser 02A AMT
     5.70%, 10/20/43                                             4,950         5,165,869
     Colorado Hlth Facs Auth Rev
     (Parkview Med Ctr) Ser 04
     5.00%, 9/01/25                                              1,800         1,823,742
     Denver City & Cnty MFHR
     (Clyburn Stapleton Proj) GNMA Ser 02 AMT
     5.50%, 12/20/43                                             2,155         2,212,668
     Todd Creek Farms Metro District No 1 Wtr Rev
     (Ref & Impt) Ser 04
     6.125%, 12/01/19                                              780           779,548
                                                                           --------------
                                                                               9,981,827
                                                                           --------------
Connecticut-0.3%
     Mohegan Tribe Indians Gaming Auth
     Ser 03
     5.125%, 1/01/23                                             1,000         1,002,780
                                                                           --------------
District of Columbia-1.2%
     District of Columbia Special Tax Rev
     (Gallery Place Proj) Ser 02 FSA
     5.40%, 7/01/31                                              3,500         3,739,680
                                                                           --------------
Florida-24.9%
     Beacon Tradeport Cmnty Dev Dist
     Ser 02B
     7.25%, 5/01/33                                              7,350         7,887,873
     Brevard Cnty HFA SFMR
     (Mtg Rev) GNMA Ser 02C AMT
     5.40%, 3/01/33                                              2,040         2,081,698
     Collier Cnty CFD
     (Fiddler's Creek) Ser 02A
     6.875%, 5/01/33                                             3,015         3,197,438
     (Fiddler's Creek) Ser 02B
     6.625%, 5/01/33                                             2,270         2,374,352
     Dade Cnty Arpt Rev
     (Miami Int'l Arpt) FGIC Ser 02 AMT
     5.375%, 10/01/32                                            6,040         6,362,898
     Florida Educ & Athletic Fac
     (FSU Finl Assist) AMBAC Ser 02
     5.00%, 10/01/31                                             5,000         5,206,250
     Florida Hsg Fin Corp MFHR
     (Westminster Apts) FSA Ser 02E-1 AMT
     5.40%, 4/01/42                                              3,000         3,131,070

     Hamal Cmnty Dev Dist
     (Hamal) Ser 01
     6.75%, 5/01/31                                              2,460         2,618,350
     Jacksonville Wtr & Swr Sys Rev
     (Jacksonville Elec) MBIA Ser 02A
     5.50%, 10/01/41 (a)(b)                                     20,000        21,149,800
     Lee Cnty Arpt Rev
     (Southwest FL Intl) FSA Ser 00A AMT
     5.75%, 10/01/22 - 10/01/25                                  9,500        10,520,800
     Lee Cnty Cmnty Dev Dist
     (Miromar Lakes) Ser 00A
     7.25%, 5/01/12                                              1,595         1,697,877
     Lee Cnty IDA Hlth Fac
     (Shell Point Village) Ser 99A
     5.50%, 11/15/29                                             2,500         2,499,125
     Miami Beach Hlth Facs Hosp Rev
     (Mount Sinai Med Ctr) Ser 04
     6.75%, 11/15/24                                             2,000         2,158,400
     Midtown Miami CDD
     Ser 04A
     6.00%, 5/01/24                                              2,500         2,583,150
     Orange Cnty Hlth Facs Hosp Rev
     (Orlando Regional) Ser 02
     5.75%, 12/01/32                                             1,400         1,510,460
     Parkway Center CDD
     Ser 04A
     6.125%, 5/01/24                                             3,075         3,150,522
     Pinellas Cnty HFA SFMR
     (Mtg Rev) GNMA/FNMA Ser 02A AMT
     5.40%, 3/01/32                                              1,165         1,192,436
     Village Cmnty Dev Dist
     Ser 03A
     6.00%, 5/01/22                                              1,000         1,045,060
                                                                           --------------
                                                                              80,367,559
                                                                           --------------
Georgia-2.4%
     Cartersville Dev Auth
     (Anheuser Busch Proj) Ser 02 AMT
     5.95%, 2/01/32                                              2,510         2,702,919
     Georgia HFA SFMR
     (Mtg Rev) Ser 02A-2 AMT
     5.60%, 12/01/32                                             4,940         4,998,736
                                                                           --------------
                                                                               7,701,655
                                                                           --------------
Hawaii-0.7%
     Hawaii St Elec Rev
     XLCA Ser 03B AMT
     5.00%, 12/01/22                                             2,000         2,099,600
                                                                           --------------
Illinois-18.6%
     Bolingbrook GO
     FGIC Ser 02A
     5.375%, 1/01/38                                             5,000         5,352,150
     Chicago Arpt Rev
     (O'Hare Int'l Arpt) MBIA Ser 02A AMT
     5.375%, 1/01/32                                            15,000        15,644,850
     (O'Hare Int'l Arpt) XLCA Ser 03B-1
     5.25%, 1/01/34                                              1,760         1,859,915
     Chicago GO
     FGIC Ser 00
     5.50%, 1/01/40                                             14,585        15,935,863
     FSA Ser 04A
     5.00%, 1/01/25                                              1,000         1,059,680
     Chicago Parking Rev
     (Lakefront Millennium) MBIA Ser 98
     5.125%, 1/01/28                                             8,600         9,036,192
     Chicago Sales Tax Rev
     FGIC Ser 98
     5.25%, 1/01/28                                              5,710         6,014,400

     Cook Cnty Sch Dist
     FSA Ser 04
     4.60%, 12/01/20 (c)                                         1,000           924,200
     Met Pier & Expo Auth
     (McCormick Place) MBIA Ser 02A
     5.25%, 6/15/42                                              3,750         3,965,513
                                                                           --------------
                                                                              59,792,763
                                                                           --------------
Indiana-4.6%
     Hendricks Cnty Ind Bldg Facs Corp
     (First Mtg) Ser 04
     5.50%, 7/15/22                                              1,105         1,232,694
     Indiana HFA SFMR
     (Mtg Rev) GNMA/FNMA Ser 02 AMT
     5.55%, 7/01/32                                              2,900         2,990,393
     Indianapolis Pub Improv Bond
     MBIA Ser 02A
     5.25%, 7/01/33                                             10,000        10,577,500
                                                                           --------------
                                                                              14,800,587
                                                                           --------------
Iowa-0.3%
     Iowa Fin Auth SFMR
     (Mtg Rev) GNMA/FNMA Ser 02A AMT
     5.40%, 7/01/32                                                895           913,893
                                                                           --------------
Louisiana-0.9%
     Calcasieu Parish SFMR
     (Mtg Rev) GNMA/FNMA Ser 02A
     6.05%, 4/01/33                                                410           429,028
     Louisiana HFA SFMR
     (Mtg Rev) GNMA Ser 02C AMT
     5.60%, 6/01/33                                              2,505         2,573,787
                                                                           --------------
                                                                               3,002,815
                                                                           --------------
Massachusetts-3.1%
     Massachusetts GO
     Ser 02C
     5.25%, 11/01/30                                             1,780         1,997,320
     Ser 02C Prerefunded
     5.25%, 11/01/30                                             3,220         3,613,130
     Massachusetts Hlth & Ed Fac Hosp Rev
     (Berkshire Hlth Sys) Asset Gty Ser 01E Radian
     5.70%, 10/01/25                                             2,000         2,207,400
     (Cape Cod Healthcare) Asset Gty Ser 01C Radian
     5.25%, 11/15/31                                             2,100         2,215,395
                                                                           --------------
                                                                              10,033,245
                                                                           --------------
Michigan-3.6%
     Detroit Dev Fin Auth
     (Daimler/Chrysler Plant) Ser 98A
     5.50%, 5/01/21                                              1,665         1,443,855

     Michigan Strategic
     (Detroit Edison Co Proj) XLCA Ser 02 AMT
     5.45%, 12/15/32                                             5,000         5,352,500
     Saginaw Hosp Fin Auth Hosp Rev
     (Covenant Med Ctr) Ser 00F
     6.50%, 7/01/30                                              4,410         4,890,778
                                                                           --------------
                                                                              11,687,133
                                                                           --------------
Missouri-0.7%
     Missouri SFMR
     (Mtg Rev) GNMA/FNMA Ser 02A-1 AMT
     5.58%, 9/01/32                                              2,035         2,102,094
                                                                           --------------
Nevada-15.6%
     Carson City Hosp Rev
     (Carson-Tahoe Hosp Proj) Radian Ser 03A
     5.00%, 9/01/23                                              2,600         2,700,958
     Clark Cnty Arpt Rev
     FGIC Ser 01B
     5.25%, 7/01/34                                             11,920        12,500,504
     Nevada Dept Bus & Ind
     (Las Vegas Monorail Proj) AMBAC Ser 00
     5.625%, 1/01/32                                            11,720        13,119,251
     Reno Special Tax
     (Retrac Transp Proj) AMBAC Ser 02
     5.25%, 6/01/41                                              1,000         1,055,250
     Reno Special Tax
     FGIC Ser 02
     5.375%, 6/01/32                                             7,500         8,060,250
     Truckee Meadows Wtr Auth
     FSA Ser 01A
     5.25%, 7/01/34                                             12,000        12,715,080
                                                                           --------------
                                                                              50,151,293
                                                                           --------------
New Hampshire-1.4%
     New Hampshire Hlth & Ed Fac Hosp Rev
     (Covenant Med Ctr) Ser 02
     6.125%, 7/01/31                                             4,200         4,482,576
                                                                           --------------
New Jersey-3.0%
     Morris Union Jointure Commn COP
     Ser 04 Radian
     5.00%, 5/01/24                                              5,185         5,434,658
     New Jersey Eco Dev Auth Rev
     (Cigarette Tax) Ser 04 FGIC
     5.00%, 6/15/12                                              4,000         4,397,400
                                                                           --------------
                                                                               9,832,058
                                                                           --------------
New York-4.9%
     Erie Cnty IDA
     (City of Buffalo Proj) FSA Ser 04
     5.75%, 5/01/23                                              4,100         4,756,205
     New York City GO
     Ser 04G
     5.00%, 12/01/23                                             1,600         1,684,976
     Ser 04I
     5.00%, 8/01/21                                              8,850         9,378,345
                                                                           --------------
                                                                              15,819,526
                                                                           --------------

North Carolina-0.6%
     Charlotte Arpt Rev
     MBIA Ser 04A
     5.25%, 7/01/24                                              1,895         2,052,891
                                                                           --------------
North Dakota-0.7%
     North Dakota HFA SFMR
     (Mtg Rev) Ser 02A AMT
     5.65%, 1/01/34                                              2,325         2,398,586
                                                                           --------------
Ohio-4.1%
     Cleveland-Cuyahoga Cnty
     Port Auth Rev Ser 01
     7.35%, 12/01/31                                             5,000         5,310,400
     Fairfield Cnty Hosp Rev
     (Fairfield Med Ctr Proj) Radian Ser 03
     5.00%, 6/15/22 - 6/15/24                                    3,955         4,113,132
     Ohio HFA SFMR
     (Mtg Rev) GNMA Ser 00D AMT
     6.05%, 3/01/31                                              2,260         2,369,361
     Port Auth of Columbiana Cnty SWR
     (Apex Environmental Llc) Ser 04A AMT
     7.125%, 8/01/25                                             1,340         1,354,472
                                                                           --------------
                                                                              13,147,365
                                                                           --------------
Pennsylvania-2.5%
     Montgomery Cnty IDA Rev
     (Whitemarsh Con Care Proj) Ser 05
     6.00%, 2/01/21                                                875           882,639
     Pennsylvania Parking Fac
     (30th St Station Garage Proj) ACA Ser 02A AMT
     5.875%, 6/01/33                                             2,050         2,185,402
     Pennsylvania Trpk Transp Rev
     AMBAC Ser 01
     5.00%, 7/15/41                                              2,000         2,077,240
     Philadelphia Hosp Rev
     (Temple Univ Hosp) Ser 93A
     6.625%, 11/15/23                                            3,000         3,048,150
                                                                           --------------
                                                                               8,193,431
                                                                           --------------
Rhode Island-1.3%
     Rhode Island Hlth & Ed Bldg Corp
     (Times2 Academy) Ser 04
     5.00%, 12/15/24                                             4,100         4,179,745
                                                                           --------------
South Carolina-0.2%
     Richland Lexington Arpt Rev
     (Columbia Met Arpt) FSA Ser 04 AMT
     5.125%, 1/01/25                                               500           521,495
                                                                           --------------
Texas-22.0%
     Bexar Cnty Hsg Fin Corp MFHR
     (Doral Club & Sutton House Apts) MBIA Ser 01A
     5.55%, 10/01/36                                            15,000        14,874,900
     Dallas-Fort Worth Arpt Rev
     (Int'l Arpt) FGIC Ser 01 AMT
     5.50%, 11/01/35                                            10,000        10,480,600

     Gulf Coast Waste Disp Auth
     (Anheuser-Busch Proj) Ser 02 AMT
     5.90%, 4/01/36                                              9,000         9,677,970
     Harris Cnty
     (Flood Ctl) Ser 03B
     5.00%, 10/01/23                                             2,600         2,770,950
     Harris Cnty Toll Road Rev
     FSA Ser 02
     5.125%, 8/15/32                                             2,500         2,623,275
     Hidalgo Cnty Hlth Svcs
     (Mission Hosp Inc Proj) Ser 05
     5.00%, 8/15/14 - 8/15/19                                      765           786,195
     Houston
     (Northeast Wtr Purification Proj) FGIC Ser 02
     5.125%, 3/01/32                                             7,000         7,327,180
     Matagorda Cnty Util Rev
     (Centerpoint Energy Proj) Ser 04
     5.60%, 3/01/27                                              1,000         1,053,420
     Richardson Hosp Auth Rev
     (Richardson Regional) Ser 04
     5.875%, 12/01/24                                            2,310         2,450,956
     6.00%, 12/01/19                                             1,830         2,015,416
     San Antonio Arpt Rev
     FGIC Ser 02A AMT
     5.25%, 7/01/27                                              5,250         5,475,435
     Seguin High Ed Fac Rev
     (Texas Lutheran University Proj) Ser 04
     5.25%, 9/01/33                                              1,250         1,250,875
     Texas GO
     Ser 02A AMT
     5.50%, 8/01/41                                              9,470        10,054,393
                                                                           --------------
                                                                              70,841,565
                                                                           --------------
Utah-0.8%
     Davis Cnty Sales Tax Rev
     AMBAC Ser 03B
     5.25%, 10/01/23                                             1,000         1,099,060
     Utah Hsg Corp MFHR
     (Bluffs Apts Proj) GNMA Ser 02A AMT
     5.60%, 7/20/30                                              1,480         1,562,258
                                                                           --------------
                                                                               2,661,318
                                                                           --------------
Virginia-2.8%
     Fauquier Cnty IDA Hosp Rev
     (Fauquier Hospital) Asset Gty Ser 02
     5.25%, 10/01/31                                             8,500         9,015,015
                                                                           --------------
Washington-4.2%
     King Cnty Swr Rev
     FSA Ser 02A
     5.25%, 1/01/32                                              3,000         3,177,930
     Twenty-Fifth Ave Pptys
     (University of WA) MBIA Ser 02
     5.25%, 6/01/33                                              9,750        10,351,478
                                                                           --------------
                                                                              13,529,408
                                                                           --------------
Wisconsin-7.9%
     Wisconsin Hlth & Ed Fac Auth Rev
     (Bell Tower Residence Proj) Ser 05
     5.00%, 7/01/20                                                485           504,555
     5.00%, 7/01/25                                              1,000         1,011,290

     Wisconsin Hlth & Ed Fac Hosp Rev
     (Ministry Hlth Care) MBIA Ser 02A
     5.25%, 2/15/32                                             13,615        14,390,783
     Wisconsin Hsg Auth SFMR
     (Mtg Rev) MBIA Ser 02A AMT
     5.60%, 5/01/33                                              4,885         5,232,421
     (Mtg Rev) Ser 02A AMT
     5.50%, 9/01/32                                              4,360         4,400,941
                                                                           --------------
                                                                              25,539,990
                                                                           --------------
     Total Long-Term Municipal Bonds
     (cost $482,007,376)                                                     512,539,297
                                                                           --------------
Short Term Municipal Note (d)-0.2%
South Carolina-0.2%
     Florence Cnty Solid Waste Disp & Wastewtr Treatment
     (Roche Carolina Inc Proj) Ser 98 AMT
     2.02%, 4/01/28                                                500           500,000
                                                                           --------------
     Total Short Term Municipal Note
     (cost $500,000)                                                             500,000
                                                                           --------------
     Total Investments-159.2%
     (cost $482,507,376)                                                     513,039,297
     Other assets less liabilities-1.3%                                        4,233,883
     Preferred Stock at redemption value-(60.5%)                            (195,000,000)
                                                                           --------------
     Net Assets Applicable to Common Shareholders-100%(e)                  $ 322,273,180
                                                                           --------------

     INTEREST RATE SWAP TRANSACTIONS

                                                             Rate Type
                                                    ---------------------------
                                                      Payments        Payments
                     Notional                          made by         received         Unrealized
       Swap           Amount         Termination         the            by the         Appreciation/
    Counterparty      (000)              Date         Portfolio        Portfolio      (Depreciation)
  ------------------------------------------------------------------------------------------------------
   Goldman Sachs     $26,700          02/03/06        76.48% of         BMA*            $ (28,823)
                                                   1 Month LIBOR**

   Merrill Lynch      26,700          02/03/06          BMA*           85.10% of           123,019
                                                                   1 Month LIBOR**

  Merrill Lynch +     9,000           11/01/19          3.90            BMA*             (125,406)

    JP Morgan ++      3,300           11/05/24          4.15            BMA*              (91,674)

*     BMA (Bond Market Association)
**    LIBOR (London Interbank Offered Rate)
+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.
++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 5, 2005.

     FINANCIAL FUTURES CONTRACTS SOLD

                                                            Value at
                  Number of    Expiration      Original     January 31,    Unrealized
    Type          Contracts      Month           Value        2005        Depreciation
---------------------------------------------------------------------------------------
 U.S. T-Note
 10 Yr Future        84          March        $9,308,591   $9,430,313      $ (121,722)
                                 2005

 Swap 10 Yr
   Future            64          March         6,998,260    7,138,000        (139,740)
                                 2005
                                                                           -----------
                                                                           $ (261,462)
                                                                           -----------

(a) Positions, or portions thereof, with a market value of $576,332 have been segregated to collateralize margin requirements for open futures contracts.
(b) Represents entire or partial position as collateral for interest rate swaps.
(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:

      ACA      -American Capital Access Financial Guaranty Corporation
      AMBAC    -American Municipal Bond Assurance Corporation
      AMT      -Alternative Minimum Tax- (subject to)
      CDD      -Community Development District
      CFD      -Communities Facilities District
      COP      -Certificate of Participation
      FGIC     -Financial Guaranty Insurance Company
      FNMA     -Federal National Mortgage Association
      FSA      -Financial Security Assurance, Inc.
      GNMA     -Government National Mortgage Association
      GO       -General Obligation
      HFA      -Housing Finance Authority
      IDA      -Industrial Development Authority
      IDR      -Industrial Development Revenue
      MBIA     -Municipal Bond Investors Assurance
      MFHR     -Multi-Family Housing Revenue
      SFMR     -Single Family Mortgage Revenue
      SWR      -Solid Waste Revenue
      XLCA     -XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance National Municipal Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005